UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.9%
Long-Term Municipal Bonds - 93.9%
Alabama - 2.1%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	$3,900	$3,938,139
AGM Series 2004
5.50%, 1/01/21	1,000	1,007,580
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36	2,500	2,958,650
University of Alabama (The)
Series 2008A
5.75%, 9/01/22	3,000	3,296,400
Water Works Board of the City of Birmingham (The)
Series 2011
5.00%, 1/01/31	10,000	11,503,600
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	5,304,471

		28,008,840

Arizona - 1.6%
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	15,205,561
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	1,653	1,657,695
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,435,671
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	98	98,097

		21,397,024

California - 12.3%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	10,550	12,801,159
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31	5,560	6,726,599
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,703,280
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,709,600

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	$11,000	$12,431,230
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,900,700
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	87,262
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	11,316,864
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,331,289
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,130,586
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	19,343,775
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	11,086,666
Series 2013B
5.00%, 7/01/32	1,900	2,335,024
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	7,365,025
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,140,960
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	19,376,099
Series 2014A
5.00%, 8/01/34	5,790	6,959,985
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,216,210
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,130,624
State of California
Series 2007
5.00%, 11/01/32	10,000	10,489,200
Series 2013
5.00%, 11/01/29	8,000	9,922,800

	Principal Amount (000)	U.S. $ Value
University of California
Series 2013A
5.00%, 5/15/30	$3,200	$3,977,280

		162,482,217

Colorado - 1.2%
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	635	636,989
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,254,641
5.375%, 9/01/26	3,600	4,050,036
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,539,421
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)(d)	3,122	624,400
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,755,656
Sterling Ranch Community Authority Board
Series 2015A
5.50%, 12/01/35	1,500	1,529,430
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	1,950	2,091,511

		16,482,084

Connecticut - 1.2%
State of Connecticut
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	8,599,040
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,744,054

		16,343,094

Delaware - 0.1%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/46	550	631,516

District of Columbia - 2.1%
District of Columbia (Catholic University of America (The))
Series 2010
5.00%, 10/01/34	700	752,556
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	10,965,216
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	8,642,130

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/32	$2,300	$2,809,036
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax)
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,015,750

		28,184,688

Florida - 4.3%
Bexley Community Development District
Series 2016
4.70%, 5/01/36	1,750	1,783,932
Bonnet Creek Resort Community Development District
Series 2002
7.25%, 5/01/18	940	941,532
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,778,715
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)	1,000	1,116,860
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,997,942
Series 2015A
5.00%, 10/01/38	4,300	5,041,707
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	11,198,095
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.)
Series 2016
5.00%, 4/01/32	1,125	1,371,589
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2016
5.00%, 6/01/36	2,190	2,587,770
Hollywood Community Redevelopment Agency
XLCA Series 2007
5.00%, 3/01/24 (Pre-refunded/ETM)	5,000	5,108,100
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45	125	124,331
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
6.625%, 5/01/32 (b)(c)(d)	1,915	1,899,144
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,560,487

	Principal Amount (000)	U.S. $ Value
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	$250	$250,983
6.05%, 11/01/39	750	752,850
Orange County School Board COP
Series 2016C
5.00%, 8/01/34	5,000	6,204,400
Pasco County Housing Finance Authority (Pasco Woods Ltd.)
Series 1999A
5.90%, 8/01/39	3,620	3,631,693
South Florida Water Management District COP
Series 2016
5.00%, 10/01/33	5,000	6,124,700

		56,474,830

Guam - 0.0%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	573,082

Hawaii - 0.2%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,884,040

Illinois - 7.0%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	10,000	10,281,100
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	2,395	2,448,001
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32	1,409	1,411,860
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/25	6,905	6,926,889
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,744,337
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46 (e)	2,050	1,429,322
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	750,960
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/35	3,500	4,138,750

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55	$3,345	$3,372,813
Series 2016C
2.00%, 5/15/55 (d)	590	20,606
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/32	5,000	5,803,050
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	4,973,640
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,919,029
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	21,500	24,102,575
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,163,080
Series 2014
5.00%, 4/01/30-5/01/35	3,680	4,076,698
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (f)	3,350	2,453,272
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	923	944,589
5.00%, 3/01/36	2,323	2,410,809
Series 2015B
6.00%, 3/01/36	787	815,552

		92,186,932

Indiana - 1.9%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	14,895,167
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	2,215,080
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,910,050

		25,020,297

Iowa - 0.5%
Xenia Rural Water District
Series 2016
5.00%, 12/01/31-12/01/36 (g)	5,375	6,377,254

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	$1,300	$1,512,862
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30	5,000	6,186,900

		7,699,762

Louisiana - 2.1%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,469,774
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	320	325,770
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	715	792,570
Louisiana Local Government Environmental Facilities & Community Development Auth (East Baton Rouge Sewerage Commission)
Series 2014
5.00%, 2/01/44	12,000	14,006,880
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/32-5/15/34	5,500	6,632,815

		27,227,809

Maine - 0.8%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33-7/01/34	9,310	10,891,868

Maryland - 0.1%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	885	935,153

Massachusetts - 1.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.51%, 12/01/30 (h)	3,100	2,819,447
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/33	2,000	2,492,000

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/40	$2,000	$2,172,900
5.50%, 1/01/30	4,750	5,351,350
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/31-7/01/36	4,085	4,902,432
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,514,310

		20,252,439

Michigan - 4.0%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	9,226,479
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/34	11,225	13,033,572
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,366,620
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,894,901
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	9,453,372
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	6,340	6,651,928
Series 2016
9.00%, 12/01/25 (a)(f)(g)	1,415	1,124,019
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (e)	2,000	1,727,020
Wayne State University
Series 2009A
5.00%, 11/15/29 (Pre-refunded/ETM)	2,480	2,801,135
5.00%, 11/15/29	2,735	3,048,486

		52,327,532

Minnesota - 0.9%
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	1,350	1,384,668

	Principal Amount (000)	U.S. $ Value
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	$3,000	$3,569,670
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	1,000	1,187,860
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,231,900
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	5,076,165

		12,450,263

Mississippi - 1.3%
Mississippi Development Bank
Series 2010D
5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	17,528,100

Missouri - 1.6%
City of Kansas City MO
Series 2008C
5.00%, 4/01/28 (Pre-refunded/ETM)	14,000	14,949,340
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	2,062,191
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,725,793
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)	2,725	2,851,031

		21,588,355

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,370,682

Nevada - 2.0%
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2012B
5.00%, 7/01/29	6,070	7,142,144
County of Clark NV
AMBAC Series 2006
5.00%, 11/01/23 (Pre-refunded/ETM)	5,325	5,362,169
5.00%, 11/01/23	7,925	7,980,316
State of Nevada
NATL Series 2007B
5.00%, 12/01/25 (Pre-refunded/ETM)	5,800	6,114,534

		26,599,163

	Principal Amount (000)	U.S. $ Value
New Jersey - 4.4%
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/33-5/01/34	$7,935	$9,860,807
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,359,160
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/30	5,840	6,588,221
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2016A
5.00%, 7/01/33-7/01/34	3,520	4,272,185
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,807,445
Series 2015E
5.00%, 1/01/33	11,000	13,498,430
Series 2016A
5.00%, 1/01/33	8,500	10,576,295
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,820,829

		57,783,372

New Mexico - 1.0%
Town of Clayton NM
CIFG Series 2006
5.00%, 11/01/25 (Pre-refunded/ETM)	4,740	4,773,085
5.00%, 11/01/26 (Pre-refunded/ETM)	4,620	4,652,248
5.00%, 11/01/27 (Pre-refunded/ETM)	3,735	3,761,070

		13,186,403

New York - 10.3%
City of New York NY
Series 2008B-1
5.25%, 9/01/23	5,000	5,455,200
Series 2012G
5.00%, 4/01/29	9,550	11,397,065
Series 2016A
5.00%, 8/01/33	10,000	12,519,600
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	2,036,362
Series 2013B
5.00%, 11/15/32	5,000	6,000,850
Series 2013E
5.00%, 11/15/32	5,000	6,052,150

	Principal Amount (000)	U.S. $ Value
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	$4,000	$4,898,720
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	18,289,621
Series 2014B-1
5.00%, 8/01/32	4,000	4,955,520
Series 2014D-1
5.00%, 2/01/34	5,000	6,100,300
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,256,796
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)(d)	1,188	12
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	705	851,083
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	5,094,341
Series 2015E
5.00%, 3/15/34	11,000	13,691,920
5.25%, 3/15/33	2,000	2,545,640
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.805%, 1/01/39 (h)	3,700	3,274,959
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.311%, 3/01/27 (h)	5,370	5,171,020
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/34	2,070	2,532,459
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,889,850
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	16,596,250

		136,609,718

North Carolina - 0.7%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	920	987,611

	Principal Amount (000)	U.S. $ Value
North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. (The))
Series 2016A
5.00%, 10/01/30-10/01/35	$2,000	$2,408,902
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	6,113,000

		9,509,513

Ohio - 3.6%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,785,931
Series 2014
5.00%, 12/01/33	4,250	5,028,600
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	5,914,260
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18	1,350	1,362,042
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31 (g)	9,000	11,370,100
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,715,937
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,354,240
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (g)	1,985	2,040,580
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	3,125	3,211,844
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,090	1,120,291
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	8,313,165

		48,216,990

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,166,400

	Principal Amount (000)	U.S. $ Value
Oregon - 0.3%
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27	$3,000	$3,513,870

Pennsylvania - 3.6%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	6,028,150
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	4,715	5,519,615
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	5,375	6,077,781
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	5,060	5,941,481
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	3,940	4,282,780
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	3,100	3,279,242
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)(d)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	6,925	7,854,404
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,994,570
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	2,033,172

		48,021,495

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,065	1,139,092

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.2%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	$2,665	$2,675,873

South Carolina - 0.1%
Dorchester County School District No 2
Series 2006
5.00%, 12/01/30 (Pre-refunded/ETM)	1,500	1,515,930
AGC Series 2006
5.00%, 12/01/29 (Pre-refunded/ETM)	400	404,248

		1,920,178

South Dakota - 0.3%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,290,792

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	4,325	5,261,146
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.25%, 9/01/26	275	275,855

		5,537,001

Texas - 13.0%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28 (Pre-refunded/ETM)	1,290	1,425,050
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/33	1,410	1,720,722
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.375%, 8/15/36	615	624,133
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	365	373,515
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	895	897,461
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/32-1/01/34	4,250	5,083,643
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	11,798,400
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,217,700

	Principal Amount (000)	U.S. $ Value
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	$2,500	$2,985,850
City of Houston TX Airport System Revenue
AGM Series 2000P
0.92%, 7/01/30 (h)	1,750	1,566,961
XLCA Series 2002D
1.049%, 7/01/32 (h)	2,000	1,794,176
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,266,078
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36	10,000	12,430,000
City Public Service Board of San Antonio TX
Series 2008
5.00%, 2/01/26 (Pre-refunded/ETM)	6,830	7,240,210
Series 2009A
5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,611,135
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	7,680	9,151,392
Series 2016A
5.00%, 8/15/38 (g)	1,855	2,271,930
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	15,553,066
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23	5,000	5,421,500
Mission Economic Development Corp. (Natgasoline LLC)
2016B
5.75%, 10/01/31 (a)	1,790	1,911,809
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/36	3,400	4,018,868
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.)
AGM Series 2007
5.00%, 9/01/24	1,000	1,041,570
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	18,568,512
Series 2015B
5.00%, 1/01/34	1,700	2,049,979
Series 2016A
5.00%, 1/01/36	1,000	1,215,000
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/30	7,500	8,815,725

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM)	$2,150	$2,557,468
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,303,240
Series 2015I
5.50%, 11/15/45	1,670	1,877,381
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	6,685	7,534,196
Series 2015B
5.00%, 11/15/36	1,850	2,118,028
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,182,760
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	10,806,687
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,704,696
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,945,112
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center)
Series 2007
5.25%, 7/01/26	1,750	1,803,357
Wichita Falls Independent School District
Series 2007
5.00%, 2/01/27 (Pre-refunded/ETM)	6,000	6,108,960

		171,996,270

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	750	822,045

Vermont - 0.9%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	10,000	12,109,700

	Principal Amount (000)	U.S. $ Value
Virginia - 0.4%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	$1,415	$1,484,660
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group)
Series 2016
4.00%, 6/15/37	1,200	1,292,532
5.00%, 6/15/34	2,500	3,019,675

		5,796,867

Washington - 2.9%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23	12,635	14,166,362
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	681,045
5.25%, 6/01/26	4,000	4,463,400
King County School District No 414 Lake Washington
NATL Series 2006
5.00%, 12/01/24 (Pre-refunded/ETM)	4,500	4,547,790
Washington St GO
5.00%, 7/01/24 (i)	9,000	10,407,960
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,546,189

		37,812,746

West Virginia - 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	2,475	2,484,801
West Virginia Economic Development Authority (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,671,350

		8,156,151

Wisconsin - 1.2%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	2,465	2,836,747
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM)	2,300	2,810,094

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	$3,395	$3,939,694
Series 2016B
5.00%, 12/01/25	1,795	2,122,372
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (a)	3,465	3,699,615
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,082,790

		16,491,312

Total Municipal Obligations (cost $1,151,013,244)		1,243,672,812

	Shares
SHORT-TERM INVESTMENTS - 7.0%
Investment Companies - 7.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (j)(k) (cost $92,160,485)	92,160,485	92,160,485

Total Investments - 100.9% (cost $1,243,173,729) (l)		1,335,833,297
Other assets less liabilities - (0.9)%		(12,204,388)

Net Assets - 100.0%		$1,323,628,909

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,000	9/15/20	1.455%	CPI	#	$(2,739)
Citibank, NA	11,250	12/14/20	1.548%	CPI	#	(21,552)
Citibank, NA	8,000	8/09/21	1.540%	CPI	#	(2,423)
Deutsche Bank AG	12,550	7/15/20	1.265%	CPI	#	220,871

						$194,157

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$56,983

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $34,107,899 or 2.6% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Illiquid security.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8%, 2/15/46	8/20/10	$2,027,512	$1,429,322	0.11%
Plymouth Educational Center Charter School
Series 2005
5%, 11/01/30	11/30/05	2,000,000	1,727,020	0.13%

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	When-Issued or delayed delivery security.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $14,626,563 or 1.11% of net assets.
(i)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,807,211 and gross unrealized depreciation of investments was $(5,147,643), resulting in net unrealized appreciation of $92,659,568.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.1% and 3.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal

AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
CIFG	-	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,175,277,440		$68,395,372		$1,243,672,812
Short-Term Investments		92,160,485		– 0	–	– 0	–	92,160,485

Total Investments in Securities		92,160,485		1,175,277,440		68,395,372		1,335,833,297

Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	220,871		– 0	–	220,871
Interest Rate Swaps		– 0	–	56,983		– 0	–	56,983
Liabilities:
Inflation (CPI) Swaps		– 0	–	(26,714)		– 0	–	(26,714)

Total (b)		$92,160,485		$1,175,528,580		$68,395,372		$1,336,084,437

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$72,858,142		$72,858,142
Accrued discounts/(premiums)	75,959		75,959
Realized gain (loss)	(39,675)		(39,675)
Change in unrealized appreciation/depreciation	741,976		741,976
Purchases	2,645,110		2,645,110
Sales	(7,886,140)		(7,886,140)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$68,395,372		$68,395,372

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$809,216		$809,216

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$64,142	$76,916	$48,898	$92,160	$48

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 103.1%
Long-Term Municipal Bonds - 103.0%
Alabama - 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Methodist Home for the Aging)
Series 2016-2015-1
6.00%, 6/01/50	$3,150	$3,620,799
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
4.75%, 1/01/25	530	534,038
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	35,865	43,399,519
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,072,120
7.00%, 2/01/36	3,130	3,408,539
Houston County Health Care Authority
Series 2016A
5.00%, 10/01/30	6,000	7,162,380

		59,197,395

Alaska - 0.2%
City of Koyukuk AK
Series 2011
7.75%, 10/01/41 (Pre-refunded/ETM)	4,550	5,503,771

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	5,232,250

Arizona - 1.5%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	2,590	2,595,206
5.20%, 10/01/37	6,855	6,863,911
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.25%, 11/15/46-11/15/51	1,950	1,985,151
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36	4,400	4,383,720
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.30%, 7/01/42	1,000	1,100,300

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 7/01/44	$10,690	$12,090,283
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/47	1,375	1,524,573
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	4,900	5,090,267
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,400	2,772,456
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,266,310

		41,672,177

California - 9.3%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,800,920
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35	5,000	6,066,900
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	2,870	3,585,376
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)	1,000	1,138,450
6.875%, 1/01/42 (a)	3,500	3,963,295
Series 2014
5.00%, 1/01/35	1,050	1,086,036
5.25%, 1/01/45	3,025	3,127,729
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,675	1,773,959
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	3,800	4,340,360
7.25%, 6/01/43	6,565	7,490,993
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	3,340	3,687,093
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (b)	3,795	2,841,279

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	$16,720	$18,825,550
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2016A
5.00%, 7/01/46-7/01/51 (a)	5,250	6,023,097
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,245,779
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	1,000	1,158,670
6.75%, 8/01/44	6,180	7,211,936
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	8,995	8,793,872
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,289,560
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,928,977
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	3,300	3,340,524
California Statewide Communities Development Authority (John Muir Health)
Series 2016A
5.00%, 8/15/41	1,000	1,228,730
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/46 (a)	1,000	1,146,810
5.25%, 12/01/56 (a)	5,000	5,792,450
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.375%, 11/01/49	4,500	5,131,440
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,796,360

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	$4,050	$4,861,012
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32	1,000	1,121,070
6.00%, 10/01/47	1,000	1,129,780
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.50%, 9/01/46	1,500	1,675,875
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,462,010
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	6,245	6,364,217
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (c)	9,000	11,093,580
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease)
Series 2016D
5.00%, 12/01/45	6,150	7,427,724
Los Angeles Department of Water & Power WTR
Series 2016A
5.00%, 7/01/41	5,000	6,207,000
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (c)	1,000	1,162,130
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/33-11/01/36	14,750	16,526,785
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
6.00%, 3/01/36	450	522,189
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,796,445
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	2,750	3,379,530

	Principal Amount (000)	U.S. $ Value
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	$5,600	$6,512,296
Series 2014B
5.25%, 1/15/44	4,000	4,706,120
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (c)	9,960	11,791,943
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36	3,600	3,600,540
State of California
Series 2016
5.00%, 9/01/35	5,000	6,233,750
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,450,298
University of California
Series 2013A
5.00%, 5/15/32 (c)	10,000	12,407,200
Series 2016A
5.00%, 5/15/41	10,000	12,451,300
University of California CA Revenues
5.00%, 5/15/33 (c)	9,000	11,146,860
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	5,900	6,860,579

		260,706,378

Colorado - 1.1%
Castle Oaks Metropolitan District No 3
Series 2015
6.25%, 12/01/44	1,000	1,095,660
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,340,775
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	925,582
5.125%, 11/01/49	765	794,636
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,677,115
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	3,012,074
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45 (a)	1,750	1,958,618
6.25%, 12/01/50 (a)	1,000	1,120,540

	Principal Amount (000)	U.S. $ Value
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45	$1,000	$1,064,960
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	673,374
Fitzsimons Village Metropolitan District No 1
Series 2010A
7.50%, 3/01/40	1,391	1,516,941
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)	1,000	1,079,840
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	5,810	6,670,984
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,610	1,643,230
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	2,550	2,735,053

		32,309,382

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	3,250	3,847,025
Connecticut State Health & Educational Facility Authority (Stamford Hospital Obligated Group (The))
Series 2016K
4.00%, 7/01/46	10,550	11,375,959
State of Connecticut
Series 2013E
5.00%, 8/15/31 (c)	7,850	9,414,191

		24,637,175

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	650,469

District of Columbia - 1.0%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,475,920
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	1,850	2,108,686
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,950,818

	Principal Amount (000)	U.S. $ Value
Series 2016A
5.00%, 6/01/41-6/01/46	$3,705	$4,172,762
District of Columbia (KIPP DC)
Series 2013
6.00%, 7/01/48	2,900	3,434,760
District of Columbia Pers Income Tax
5.00%, 12/01/29 (c)	10,000	11,933,900

		28,076,846

Florida - 4.8%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	5,000	5,934,650
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,521,668
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	5,041,035
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,671,960
Bexley Community Development District
Series 2016
4.875%, 5/01/47	2,090	2,118,006
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)	1,200	1,341,804
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (b)	15,030	13,576,148
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,681,595
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,861,330
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	4,325	5,102,505
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	7,900	9,448,321
Series 2015A
6.50%, 5/15/49 (a)	1,000	1,041,610

	Principal Amount (000)	U.S. $ Value
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	$3,500	$3,674,265
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45 (a)	4,200	4,541,796
Lakewood Ranch Stewardship District (Villages of Lakewood Ranch South Project)
Series 2016
5.125%, 5/01/46	2,885	3,053,167
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	10,215,806
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	6,710	7,076,098
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,987,231
Series 2014
5.00%, 11/15/39-11/15/44	14,850	16,879,155
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	1,035	1,352,776
Orange County School Board COP
Series 2016C
5.00%, 8/01/33	2,500	3,114,750
Palm Beach County Health Facilities Authority
Series 2007
5.875%, 11/15/37 (Pre-refunded/ETM)	4,250	4,511,035
St Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group)
Series 2010A
5.875%, 8/01/40	4,000	4,498,920
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	11,249,150

		136,494,781

Georgia - 0.6%
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (c)	10,220	10,589,555
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,786,150

		16,375,705

	Principal Amount (000)	U.S. $ Value
Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	$910	$1,012,630
Territory of Guam
Series 2009A
7.00%, 11/15/39 (Pre-refunded/ETM)	1,000	1,194,980

		2,207,610

Idaho - 0.5%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	7,850	8,852,837
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,703,880

		13,556,717

Illinois - 10.2%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	4,681,350
Series 2012A
5.00%, 12/01/42	8,580	7,886,822
Series 2015C
5.25%, 12/01/35-12/01/39	15,500	14,562,774
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,418,119
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,621,050
Series 2014
5.25%, 12/01/49	8,000	9,247,680
City of Chicago IL
Series 2003B
5.00%, 1/01/18	1,000	1,024,470
Series 2008A
5.00%, 1/01/18-1/01/19	4,955	5,074,159
Series 2010A
5.00%, 1/01/18	1,625	1,664,764
Series 20152
5.00%, 1/01/18	1,150	1,178,141
Series 2015A
5.00%, 1/01/19	600	621,480
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	1,600	1,635,408
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (d)	7,950	7,598,689

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	$889	$889,791
Illinois Finance Authority
Series 2010B
6.00%, 5/01/34 (Pre-refunded/ETM)	2,025	2,394,461
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	6,400	7,414,016
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b)	3,950	2,754,888
8.25%, 2/15/46 (b)	1,950	1,359,599
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,684,824
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,422,720
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42	7,525	8,038,807
5.75%, 5/15/46	4,740	5,024,495
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	16,000	18,844,700
Illinois Finance Authority (OSF Healthcare System)
Series 2010A
6.00%, 5/15/39	5,785	6,678,030
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48	4,344	4,398,749
6.44%, 5/15/55	8,560	8,631,314
Series 2016C
2.00%, 5/15/55 (d)	2,277	79,490
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,334,450
Series 2015
5.25%, 5/15/50	2,300	2,553,759
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/32-2/15/36	12,535	14,456,436
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	5,220,315

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	$3,360	$3,726,677
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	26,842,759
Series 2016A
5.00%, 12/01/32	7,735	9,536,017
State of Illinois
Series 2014
5.00%, 5/01/29-4/01/38	39,355	43,245,709
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33	11,000	11,186,340
Series 2016B
7.00%, 3/01/33	4,655	4,726,175
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (e)	5,000	3,661,600
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	3,551	3,634,058
5.00%, 3/01/36	8,969	9,308,028
Series 2015B
6.00%, 3/01/36	3,036	3,146,146

		288,409,259

Indiana - 1.8%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,884,276
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/34-9/01/40	6,000	6,604,590
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,835,218
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,912,058
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	25,913,423

		50,149,565

	Principal Amount (000)	U.S. $ Value
Iowa - 0.2%
Xenia Rural Water District
Series 2016
5.00%, 12/01/41 (f)	$4,000	$4,692,720

Kansas - 0.1%
Wichita KS Hlth Care FACS Revenue (Kansas Masonic Home)
Series 2016I
5.375%, 12/01/46	2,100	2,247,462
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	25	19,028

		2,266,490

Kentucky - 2.7%
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,768,212
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	7,765	8,020,857
5.50%, 11/15/45	2,350	2,436,645
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 1/01/45	2,475	2,869,787
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	6,210	7,116,598
6.375%, 6/01/40	2,900	3,330,737
6.50%, 3/01/45	3,725	4,287,661
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50	2,650	2,767,024
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/31	33,255	40,997,822

		75,595,343

Louisiana - 1.9%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	8,240	9,411,234

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	$7,625	$8,396,574
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,400,376
5.875%, 10/01/40	4,200	4,926,348
6.00%, 10/01/44	1,740	2,040,446
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (b)(g)	7,250	4,186,875
Series 2014A
8.375%, 7/01/39 (b)(g)	17,000	9,817,500
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	7,105	8,390,365
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37	4,600	4,921,678

		53,491,396

Maine - 1.4%
Maine Health & Higher Educational Facilities Authority (Eastern Maine Medical Center)
Series 2016A
5.00%, 7/01/46	17,000	19,731,390
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,555,327
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	9,423,621

		38,710,338

Maryland - 0.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014A
6.00%, 7/01/34	1,500	1,669,815
6.125%, 7/01/39	750	832,665
6.25%, 7/01/44	2,000	2,222,840
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	1,000	1,056,670

	Principal Amount (000)	U.S. $ Value
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/40-7/01/45	$5,275	$6,227,312

		12,009,302

Massachusetts - 3.3%
Commonwealth of Massachusetts
Series 2016A
5.00%, 3/01/46	5,000	5,999,600
NATL Series 2000D
0.495%, 12/01/30 (h)	1,550	1,412,687
NATL Series 2000E
0.51%, 12/01/30 (h)	5,400	4,921,636
NATL Series 2000F
0.51%, 12/01/30 (h)	11,275	10,276,182
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/34-12/01/46	14,410	17,705,061
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/35-10/01/43	8,000	9,443,440
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,662,050
Series 2014
5.125%, 7/01/44	1,000	1,123,360
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013A
6.25%, 11/15/33 (a)	2,000	2,208,980
6.50%, 11/15/43 (a)	3,750	4,138,313
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (c)	10,000	12,134,500
Series 2015C
5.00%, 8/15/37	15,000	18,474,300

		93,500,109

Michigan - 4.3%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.25%, 7/01/39	11,115	12,721,673
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,425	1,564,023
5.25%, 7/01/27	5,000	5,691,100
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,596,171

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C-1
5.00%, 7/01/44	$11,970	$13,333,862
Series 2014C-2
5.00%, 7/01/44	2,000	2,188,560
Series 2014C-6
5.00%, 7/01/33	2,750	3,209,938
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/29-7/01/30	2,400	2,832,862
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39	13,580	15,695,492
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2016I
5.00%, 10/15/32	10,000	12,443,000
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/46	1,000	1,008,780
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	10,655	11,179,226
Series 2014
9.00%, 12/01/25	6,540	7,041,160
Series 2016
9.00%, 12/01/25 (a)(e)(f)	2,890	2,295,700
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,933,243
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	23,606,595

		121,341,385

Minnesota - 0.2%
City of St Louis Park MN
Series 2009
5.75%, 7/01/39 (Pre-refunded/ETM)	3,000	3,416,760
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/44	1,000	1,184,280

		4,601,040

Missouri - 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,667,303

	Principal Amount (000)	U.S. $ Value
Series 2011
6.00%, 2/01/41	$1,750	$2,015,650
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax)
Series 2016A
5.00%, 4/01/36-4/01/46 (a)	2,150	2,158,858
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)	8,000	8,296,480
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL Series 1998A
1.06%, 9/01/33 (h)	8,000	7,171,552

		21,309,843

Nebraska - 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	17,050	19,536,175
5.25%, 9/01/37	1,500	1,739,775
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,432,078

		25,708,028

Nevada - 1.4%
City of Reno NV
Series 2007A
5.25%, 6/01/41 (Pre-refunded/ETM)	4,730	4,890,915
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/45	3,000	3,482,850
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	26,000	31,685,940

		40,059,705

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	5,233,411
Series 2016
5.00%, 1/01/41-1/01/46	5,460	6,478,874

		11,712,285

New Jersey - 5.4%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	2,500	2,971,600

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/40	$8,500	$9,464,920
Series 2015W
5.25%, 6/15/40	5,000	5,556,100
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	11,444,360
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	8,148,139
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	965	1,023,720
5.25%, 9/15/29	4,140	4,641,851
Series 2000B
5.625%, 11/15/30	4,525	5,260,675
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,897,410
New Jersey Health Care Facilities Financing Authority (St Joseph’s Healthcare System Obligated Group)
Series 2008
6.625%, 7/01/38 (Pre-refunded/ETM)	1,500	1,659,510
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,068,000
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/30	9,360	11,240,424
Series 2015E
5.00%, 1/01/45	18,000	21,569,940
Newark Housing Authority
AGM Series 2016
5.00%, 12/01/38	5,600	6,521,536
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,856,371
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	45,910	44,761,332

		151,085,888

New Mexico - 0.6%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	9,124,956

	Principal Amount (000)	U.S. $ Value
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group)
Series 2012A
5.00%, 8/01/42	$7,000	$8,180,620

		17,305,576

New York - 10.1%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,469,165
5.50%, 11/01/44	2,875	3,178,657
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,164,914
5.625%, 6/15/34	1,235	1,407,777
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2015
12.00%, 1/01/22 (b)	5,000	5,023,200
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,780,399
Series 2016C
5.00%, 11/15/36	5,000	6,158,800
AGM Series 2016B
5.00%, 11/15/33-11/15/35	20,220	25,047,416
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (c)	10,740	12,704,883
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23	1,121	1,171,291
6.50%, 1/01/32	1,399	1,495,334
6.70%, 1/01/49	2,049	2,123,622
Series 2014B
5.50%, 7/01/20	703	720,993
Series 2014C
2.00%, 1/01/49 (d)(g)(i)	1,933	280,286
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (c)	10,000	12,081,800
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (c)	18,640	22,644,180
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,162,618
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (c)	9,500	11,514,095
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (c)	10,000	11,751,700

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Fordham University)
Series 2016A
5.00%, 7/01/41	$2,000	$2,442,640
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
0.98%, 12/01/20 (h)	2,000	1,913,222
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.805%, 1/01/39 (h)	11,025	9,758,492
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2016A
5.00%, 1/01/46	8,200	9,909,700
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	22,110	25,486,914
5.25%, 1/01/50	8,000	9,349,200
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM)	3,765	4,604,746
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	6,375	6,549,994
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,786,800
Series 2015E
5.00%, 10/15/30-10/15/31	15,000	19,030,050
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,669,063
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	50	50,127
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (c)	11,175	13,629,406
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(e)	2,025	1,851,073
Series 2014B
7.00%, 9/15/44 (a)	2,350	2,527,308
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	435	435,196
6.00%, 9/15/27-9/15/37	10,380	10,490,622

	Principal Amount (000)	U.S. $ Value
Utility Debt Securitization Authority
Series 2016A
5.00%, 12/15/34	$10,000	$12,641,200
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	10,000	11,721,000

		284,727,883

North Carolina - 0.1%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
5.00%, 7/01/45	1,325	1,435,903
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	1,625	1,802,255

		3,238,158

North Dakota - 0.2%
County of Burleigh ND
Series 2014A
5.00%, 7/01/35 (Pre-refunded/ETM)	4,120	4,887,062

Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	44,080	43,611,429
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	11,835	12,056,433
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,076,110
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	5,265	5,494,133
7.125%, 1/15/50	1,560	1,627,049
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (f)	12,525	12,875,700
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	10,090	10,370,401
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,510	1,551,963

	Principal Amount (000)	U.S. $ Value
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	$11,000	$12,546,380

		101,209,598

Oklahoma - 0.3%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.)
Series 2012
5.75%, 1/01/27	2,930	3,150,073
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	3,875	4,417,306

		7,567,379

Oregon - 1.4%
Deschutes County Hospital Facilities Authority (St Charles Health Systems, Inc.)
Series 2016A
4.00%, 1/01/46 (f)	2,585	2,802,605
5.00%, 1/01/48 (f)	5,000	5,991,500
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44	2,750	3,147,760
5.50%, 10/01/49	5,650	6,485,353
Klamath Falls Intercommunity Hospital Authority (Sky Lakes Medical Center, Inc.)
Series 2016
5.00%, 9/01/46	1,000	1,191,460
Oregon St Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (c)	10,000	12,327,600
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (c)	7,310	8,695,226

		40,641,504

Pennsylvania - 4.5%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	1,700	1,918,620
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	1,000	1,027,760
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2016A
5.00%, 11/15/46	1,250	1,483,712

	Principal Amount (000)	U.S. $ Value
City of Scranton PA
Series 2016
5.00%, 11/15/32	$1,340	$1,454,677
Commonwealth of Pennsylvania
Series 2011
5.00%, 11/15/29 (c)	10,000	11,807,400
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	4,170	4,530,455
Series 2012
5.25%, 1/01/32-1/01/41	3,720	4,080,372
Lehigh County General Purpose Authority (Good Shepherd Obligated Group (The))
Series 2016
4.00%, 11/01/46	2,500	2,677,750
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	4,000	4,711,680
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50	3,000	3,116,970
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	18,125	20,494,844
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	3,900	4,249,206
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,436,590
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	4,049,766
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	11,930	13,958,813
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	1,300	1,375,166
6.50%, 6/01/45	2,390	2,540,140
6.625%, 6/01/50	4,150	4,431,411
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57	12,395	13,277,776

	Principal Amount (000)	U.S. $ Value
Series 2016B
6.08%, 1/01/26	$1,090	$1,088,376
Series 2016C
Zero Coupon, 1/01/36	3,010	1,141,904
Series 2016D
Zero Coupon, 1/01/57	62,965	4,960,383
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	5,635	6,945,983
Westmoreland County Municipal Authority
BAM Series 2016
5.00%, 8/15/42	7,755	9,244,968

		127,004,722

Puerto Rico - 0.4%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	11,205	10,868,850
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,486,012

		12,354,862

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group)
Series 2016
5.00%, 5/15/31-5/15/34	6,240	7,465,056
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	8,500	10,034,930

		17,499,986

South Carolina - 0.4%
South Carolina Public Service Authority
AMBAC Series 2007A
5.00%, 1/01/32 (Pre-refunded/ETM)	10,000	10,144,400

Tennessee - 1.1%
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,551,795
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,713,315

	Principal Amount (000)	U.S. $ Value
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/46	$5,650	$6,747,964
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.00%, 12/01/32	2,200	2,331,450
5.25%, 12/01/42	5,700	6,008,997
5.375%, 12/01/47	1,700	1,797,971
Series 2014
5.25%, 12/01/44-12/01/49	4,325	4,574,059

		29,725,551

Texas - 10.9%
Aledo Independent School District
Series 2016
5.00%, 2/15/43	3,075	3,781,850
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016A
5.00%, 12/01/46	2,175	2,520,499
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,120	2,161,679
Austin Convention Enterprises, Inc.
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,211,563
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40-12/01/45	6,425	6,936,645
5.25%, 12/01/35	1,200	1,349,328
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41 (Pre-refunded/ETM)	5,600	6,799,240
Series 2015A
5.00%, 1/01/35-1/01/45	24,030	28,408,719
Series 2016
5.00%, 1/01/40-1/01/46	15,475	18,351,670
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,518,907
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	14,593,461
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	5,240,031
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2011
5.75%, 8/15/41	1,000	1,146,170

	Principal Amount (000)	U.S. $ Value
Series 2012
5.00%, 8/15/32-8/15/42	$6,470	$7,149,613
Series 2013
6.00%, 8/15/43	1,000	1,188,090
County of Harris TX (County of Harris TX Toll Road)
Series 2016A
5.00%, 8/15/33-8/15/47	12,000	14,785,220
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/32 (a)	2,000	2,126,360
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	6,039,495
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,919,605
Grand Parkway Transportation Corp.
Series 2013B
5.00%, 4/01/53	5,100	5,907,075
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (c)	9,600	11,393,376
Kerrville Health Facilities Development Corp. (SID Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	2,021,904
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.)
Series 2014
5.125%, 2/15/42	2,000	2,264,440
Mission Economic Development Corp. (Natgasoline LLC)
2016B
5.75%, 10/01/31 (a)	6,985	7,460,329
New Hope Cultural Education Facilities Finance Corp. (Carillon, Inc.)
Series 2016
5.00%, 7/01/36-7/01/46	6,150	6,477,644
New Hope Cultural Education Facilities Finance Corp. (Legacy at Willow Bend Retirement Community, Inc. (The))
Series 2016
5.00%, 11/01/46	2,900	3,284,540
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/46 (f)	1,850	2,090,796
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	3,100	3,317,372

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/40 (f)	$1,000	$1,167,280
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/41-1/01/46	15,250	17,955,510
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	11,061,047
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,912,900
Red River Education Finance Corp. (St Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	2,000	2,389,560
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	2,000	2,386,560
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,742,852
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b)	5,720	4,983,550
Tarrant County Cultural Education Facilities Finance Corp.
Series 2010
8.125%, 11/15/44 (Pre-refunded/ETM)	5,000	5,947,600
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group)
Series 2016A
5.00%, 11/15/45	2,000	2,422,160
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	385	387,426
5.50%, 11/15/22	4,000	4,168,760
Series 2014
5.625%, 11/15/41	3,250	3,654,235
Series 2015I
5.50%, 11/15/45	1,880	2,113,458
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,182,760
8.25%, 11/15/44	10,700	11,637,320

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	$3,960	$4,550,389
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
2016
5.00%, 12/31/45	1,000	1,165,930
Series 2016
5.00%, 12/31/50-12/31/55	3,500	4,031,065
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	7,810	9,336,308
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	7,651,441
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	546,080
5.25%, 8/15/42	2,375	2,529,874
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	8,155	9,314,070
7.125%, 1/01/46	860	977,261
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	3,000	4,167,360

		307,828,377

Utah - 0.5%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	3,565	3,907,454
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	2,000	2,314,500
Utah Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	2,000	2,253,480
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	2,060,561
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	926,143

	Principal Amount (000)	U.S. $ Value
6.55%, 7/15/42	$1,890	$2,043,014

		13,505,152

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	3,100	3,456,748

Virginia - 4.2%
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,970	2,063,595
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	5,212,214
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
4.00%, 10/01/42 (f)	1,400	1,508,948
5.00%, 10/01/42 (f)	1,000	1,176,020
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,908,941
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	2,915	3,351,463
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	40,835	39,646,293
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (c)	9,200	11,208,820
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (a)	4,310	4,781,979
Series 2015B
5.00%, 7/01/45 (a)	4,000	4,410,200
Virginia Commonwealth Transp Brd Tr
Series 2011
5.00%, 5/15/26 (c)	8,275	9,734,213
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	7,259,242
5.50%, 1/01/42	17,045	19,928,673

		117,190,601

Washington - 4.3%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/38	5,700	5,873,907

	Principal Amount (000)	U.S. $ Value
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (c)	$7,500	$8,732,625
Washington Health Care Facilities Authority
Series 2012
5.00%, 12/01/42 (Pre-refunded/ETM)	9,390	11,280,019
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,865,698
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	4,000	4,548,920
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	11,850	13,576,782
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,701,035
Washington St GO
5.00%, 7/01/24 (c)	5,000	5,782,200
Series 2011B
5.00%, 7/01/25 (c)	10,000	11,527,700
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	18,350	20,336,020
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/46-1/01/51 (a)(f)	6,900	7,784,830
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,864,624
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	4,185	4,936,459
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	14,055	14,281,286

		122,092,105

West Virginia - 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	6,625	6,651,235

	Principal Amount (000)	U.S. $ Value
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
0.893%, 2/15/34 (h)	$1,950	$1,760,259
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	8,372,651

		16,784,145

Wisconsin - 1.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	435	500,602
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,598,604
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)	4,310	4,444,688
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	5,090	5,520,818
Series 2016D
4.05%, 11/01/30	1,780	1,940,253
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)	13,750	13,786,300
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,100	1,215,467
6.00%, 11/15/49	1,500	1,677,690
Wisconsin Public Finance Authority (Roseman University of Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,884,055
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (a)	1,725	1,851,683

		40,420,160

Total Municipal Obligations (cost $2,676,234,507)		2,898,847,321

CORPORATES - INVESTMENT GRADE - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 12/31/16 (j)
(cost $2,260,000)	2,260	2,262,825

		2,901,110,146

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (k)(l) (cost $65,834,100)	65,834,100	$65,834,100

Total Investments - 105.4% (cost $2,744,328,607) (m)		2,966,944,246
Other assets less liabilities - (5.4)%		(152,799,096)

Net Assets - 100.0%		$2,814,145,150

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$25,000	8/07/26	3 Month LIBOR	1.480%	$(11,757)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$8,000	8/04/21	1.443%	CPI	#	$38,813
Citibank, NA	22,800	12/14/20	1.548%	CPI	#	(43,678)
Citibank, NA	13,900	8/09/21	1.540%	CPI	#	(4,210)
Deutsche Bank AG	25,250	7/15/20	1.265%	CPI	#	444,381

						$435,306

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$41,500	8/03/23	0.876%	SIFMA	*	$178,207

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $152,387,902 or 5.4% of net assets.
(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
8%, 12/01/2032	12/22/11	$3,795,000	$2,841,279	0.10%
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
8%, 01/01/2041	7/25/11-4/15/16	14,992,793	13,576,148	0.48%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8%, 02/15/2040	12/03/13-12/18/13	3,799,779	2,754,888	0.10%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8%, 02/15/2046	8/20/10	1,928,609	1,359,599	0.05%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2015
12%, 01/01/2022	7/10/15	5,000,000	5,023,200	0.18%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
8%, 07/01/2039	7/31/14	17,000,000	9,817,500	0.35%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
11%, 07/01/2039	11/22/13	7,250,000	4,186,875	0.15%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8%, 07/01/2038	8/31/12	5,720,000	4,983,550	0.18%

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	When-Issued or delayed delivery security.
(g)	Defaulted.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $37,214,030 or 1.32% of net assets.
(i)	Non-income producing security.

(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of August 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 12/31/16	6/15/16	$2,260,000	$2,262,825	0.08%

(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $241,082,983 and gross unrealized depreciation of investments was $(18,467,344), resulting in net unrealized appreciation of $222,615,639.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.4%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SID	-	Special Improvement District
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$55,576,596		$3,620,799	$59,197,395
Alaska		– 0	–	– 0	–	5,503,771	5,503,771
Arizona		– 0	–	22,577,879		19,094,298	41,672,177
California		– 0	–	196,336,251		64,370,127	260,706,378
Colorado		– 0	–	20,094,540		12,214,842	32,309,382
Florida		– 0	–	100,300,127		36,194,654	136,494,781
Guam		– 0	–	1,012,630		1,194,980	2,207,610
Idaho		– 0	–	4,703,880		8,852,837	13,556,717
Illinois		– 0	–	210,831,012		77,578,247	288,409,259
Kansas		– 0	–	19,028		2,247,462	2,266,490
Kentucky		– 0	–	62,370,817		13,224,526	75,595,343
Louisiana		– 0	–	26,168,769		27,322,627	53,491,396
Maryland		– 0	–	6,227,312		5,781,990	12,009,302
Massachusetts		– 0	–	87,152,816		6,347,293	93,500,109
Michigan		– 0	–	100,825,299		20,516,086	121,341,385
Missouri		– 0	–	10,854,505		10,455,338	21,309,843
New York		– 0	–	247,454,218		37,273,665	284,727,883
North Carolina		– 0	–	– 0	–	3,238,158	3,238,158
North Dakota		– 0	–	– 0	–	4,887,062	4,887,062
Ohio		– 0	–	82,031,983		19,177,615	101,209,598
Oklahoma		– 0	–	– 0	–	7,567,379	7,567,379
Oregon		– 0	–	23,521,370		17,120,134	40,641,504
Pennsylvania		– 0	–	86,435,364		40,569,358	127,004,722
Rhode Island		– 0	–	7,465,056		10,034,930	17,499,986
Tennessee		– 0	–	15,013,074		14,712,477	29,725,551
Texas		– 0	–	254,310,520		53,517,857	307,828,377
Utah		– 0	–	5,029,718		8,475,434	13,505,152
Vermont		– 0	–	– 0	–	3,456,748	3,456,748

Investments in Securities:	Level 1		Level 2		Level 3		Total
Virginia	– 0	–	104,866,602		12,323,999		117,190,601
Washington	– 0	–	65,384,414		56,707,691		122,092,105
Wisconsin	– 0	–	19,296,015		21,124,145		40,420,160
Other	– 0	–	458,280,997		– 0	–	458,280,997
Corporates - Investment Grade	– 0	–	– 0	–	2,262,825		2,262,825
Short-Term Investments	65,834,100		– 0	–	– 0	–	65,834,100

Total Investments in Securities	65,834,100		2,274,140,792		626,969,354		2,966,944,246
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps	– 0	–	483,194		– 0	–	483,194
Interest Rate Swaps	– 0	–	178,207		– 0	–	178,207
Liabilities:
Centrally Cleared Interest Rate Swaps	– 0	–	(11,757)		– 0	–	(11,757)
Inflation (CPI) Swaps	– 0	–	(47,888)		– 0	–	(47,888)

Total (b)	$65,834,100		$2,274,742,548		$626,969,354		$2,967,546,002

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Corporates - Investment Grade
Balance as of 5/31/16	$587,388,532	$	– 0	–
Accrued discounts/(premiums)	78,045		– 0	–
Realized gain (loss)	664,331		– 0	–
Change in unrealized appreciation/depreciation	7,728,272		2,825
Purchases	35,358,857		2,260,000
Sales	(15,991,953)		– 0	–
Transfers in to Level 3	11,232,130		– 0	–
Transfers out of Level 3	(1,751,685)		– 0	–

Balance as of 8/31/16	$624,706,529		$2,262,825

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$8,290,590		$2,825

	Total
Balance as of 5/31/16	$587,388,532
Accrued discounts/(premiums)	78,045
Realized gain (loss)	664,331
Change in unrealized appreciation/depreciation	7,731,097
Purchases	37,618,857
Sales	(15,991,953)
Transfers in to Level 3	11,232,130
Transfers out of Level 3	(1,751,685)

Balance as of 8/31/16	$626,969,354

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$8,293,415

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$177,257	$198,487	$309,910	$65,834	$88

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
California - 96.6%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/35-10/01/36	$11,350	$13,766,665
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/33-6/01/35	3,300	4,141,342
Banning Utility Authority
NATL Series 2005
5.25%, 11/01/30 (Pre-refunded/ETM)	8,405	8,465,936
Bay Area Toll Authority
Series 2009F-1
5.25%, 4/01/27 (Pre-refunded/ETM)	7,500	8,371,500
Series 2010S-2
5.00%, 10/01/30	2,350	2,683,488
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	15,335,692
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,375,430
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	5,725	6,457,800
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	5,303,077
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,455,338
Series 2015
5.00%, 11/01/31	2,000	2,474,980
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/30	2,000	2,518,660
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,456,660
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,920,150
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Obligated Group)
Series 2015
5.00%, 11/01/33-11/01/34	4,035	4,874,963
California Municipal Finance Authority (American Heritage Education Foundation/CA)
Series 2016A
5.00%, 6/01/36	1,000	1,154,940

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	$5,960	$6,945,383
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45	1,295	1,338,978
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)	2,745	2,055,154
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	11,550	11,902,737
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (b)	8,000	9,211,360
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/46-6/01/51 (b)	4,325	4,510,202
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (b)	1,000	1,094,630
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	600	687,564
California School Finance Authority (Launchpad Development Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (b)	3,500	3,738,915
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	641,401
5.875%, 10/01/44	1,000	1,121,600
6.00%, 10/01/49	715	805,419
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,835,550
California State University
Series 2016A
4.00%, 11/01/34	1,000	1,149,180
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,681,094

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	$4,500	$5,369,870
California Statewide Communities Development Authority (Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	5,090	5,107,662
California Statewide Communities Development Authority (Loma Linda University Medical Center)
Series 2016A
5.00%, 12/01/36 (b)	5,000	5,779,250
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,800	2,043,522
5.375%, 11/01/49	2,500	2,850,800
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	6,048,320
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,267,485
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	2,072,690
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	6,571,574
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	6,113,550
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,304,855
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	14,310,444
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,733,375
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,770,149
City of Redding CA
NATL Series 1992
11.511%, 7/01/22 (Pre-refunded/ETM) (c)	775	1,037,291

	Principal Amount (000)	U.S. $ Value
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	$10,090	$12,271,660
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/36	755	812,788
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009B
5.00%, 11/01/27	4,705	5,296,983
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	6,012,950
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	2,097,953
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	480	528,859
County of Sacramento CA (North Vineyard District 2005-2)
Series 2016
5.00%, 9/01/40-9/01/45	2,265	2,665,492
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,823,826
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/40	4,000	4,528,360
Fullerton Redevelopment Agency Successor Agency
AGC Series 2004
5.00%, 4/01/21 (Pre-refunded/ETM)	3,250	3,333,037
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	3,124,058
Imperial Irrigation District Electric System Revenue
Series 2016C
5.00%, 11/01/31-11/01/36	6,000	7,545,620
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35	4,925	5,842,136
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/30	11,485	13,449,940
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/34	5,000	6,145,300
Los Angeles Department of Water & Power
AMBAC Series 2007A
5.00%, 7/01/24 (Pre-refunded/ETM)	1,060	1,098,679
5.00%, 7/01/24	4,190	4,341,846
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (d)	8,000	9,297,040

	Principal Amount (000)	U.S. $ Value
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	$9,220	$11,052,547
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/35	12,480	13,947,274
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,832,626
6.00%, 3/01/36	1,125	1,305,473
AMBAC Series 2005
5.00%, 3/01/26	1,900	1,905,567
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,611,111
Series 2016
5.00%, 8/01/30-8/01/31	5,000	6,356,875
NATL Series 2007
5.00%, 8/01/22	8,975	9,333,282
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,843,871
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	6,294,435
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	23,977,239
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	970	1,132,805
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34	2,500	2,892,555
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,655,478
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2013A
5.25%, 6/01/32	9,165	11,378,897
Rocklin Unified School District Community Facilities District
NATL Series 2004
5.00%, 9/01/25	1,000	1,002,870
Sacramento County Housing Authority (Verandas A Senior Community)
Series 2000H
5.70%, 3/01/34	2,875	2,883,251

	Principal Amount (000)	U.S. $ Value
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36-3/01/42	$4,250	$4,805,015
San Diego County Water Authority Financing Corp
Series 2011B
5.00%, 5/01/30	6,115	7,205,916
San Diego County Water Authority Financing Corp.
Series 2011B
5.00%, 5/01/29	10,000	11,789,000
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.25%, 3/01/25	15,000	17,256,450
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,871,237
Series 2016S
4.00%, 7/01/32	5,250	6,095,407
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,459,776
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	8,364,260
AGM Series 2000A
6.125%, 1/01/27	1,480	1,487,755
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29	1,310	1,502,596
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/33-8/01/35	2,000	2,472,780
Series 2016C
5.00%, 8/01/32-8/01/35	2,000	2,477,800
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,457,600
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,214,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM) (e)	25,000	23,136,000
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2016A
4.00%, 7/15/32-7/15/35	6,605	7,570,948
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	5,857,110

	Principal Amount (000)	U.S. $ Value
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	$3,200	$3,504,320
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	10,183,074
State of California
Series 2004
5.30%, 4/01/29	5	5,016
Series 2013
5.00%, 2/01/31-11/01/31	10,000	12,232,700
Series 2014
5.00%, 12/01/30	2,000	2,478,260
Series 2015
5.00%, 8/01/32	6,050	7,590,632
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,996,700
State of California Department of Water Resources
Series 2008
5.00%, 12/01/24	95	102,002
Series 2008AE
5.00%, 12/01/24 (Pre-refunded/ETM)	4,905	5,279,791
5.00%, 12/01/27	100	107,262
5.00%, 12/01/27 (Pre-refunded/ETM)	2,580	2,777,138
Series 2009A
5.00%, 12/01/29 (Pre-refunded/ETM)	1,295	1,419,838
5.00%, 12/01/29	930	1,015,076
Stockton Public Financing Authority
AGC Series 2006A
5.00%, 9/01/17	2,285	2,291,284
Successor Agency to Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,313,492
6.00%, 9/01/30	1,395	1,638,190
Successor Agency to the Redev of San Francisco - Mission Bay North
Series 2016A
5.00%, 8/01/32-8/01/36	3,335	4,153,787
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1)
Series 2012
5.25%, 9/01/26-9/01/28	2,375	2,616,473
5.50%, 9/01/30-9/01/33	2,135	2,349,401
Tustin Community Facilities District No 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,506,380
University of California
Series 2013A
5.00%, 5/15/32	9,000	11,166,480
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	9,493,369

	Principal Amount (000)	U.S. $ Value
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32	$1,050	$1,203,510
AMBAC Series 2004
5.375%, 7/01/21-7/01/24	4,720	4,799,521

		697,726,854

Massachusetts - 0.8%
Commonwealth of Massachusetts
NATL Series 2000E
0.51%, 12/01/30 (f)	3,125	2,848,169
NATL Series 2000G
0.51%, 12/01/30 (f)	3,150	2,864,922

		5,713,091

Nevada - 0.3%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/22	2,155	2,236,545

New York - 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.805%, 1/01/39 (f)	1,300	1,150,661

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	1,700	1,747,243

Puerto Rico - 0.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	295	315,523

Texas - 0.8%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,646,061
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,809,062

		5,455,123

Total Municipal Obligations (cost $637,091,529)		714,345,040

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (g)(h) (cost $9,541,705)	9,541,705	$9,541,705

Total Investments - 100.2% (cost $646,633,234) (i)		723,886,745
Other assets less liabilities - (0.2)%		(1,591,795)

Net Assets - 100.0%		$722,294,950

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,350	12/14/20	1.548%	CPI	#	$(12,165)
Citibank, NA	4,700	8/09/21	1.540%	CPI	#	(1,423)
Deutsche Bank AG	6,800	7/15/20	1.265%	CPI	#	119,675

						$106,087

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA	*	4.108%		$1,817,512
Merrill Lynch Capital Services, Inc.	5,000	11/15/26	4.378%		SIFMA	*	(1,616,588)
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		28,041
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(4,204,413)

							$(3,975,448)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
8%, 12/01/2032	12/22/11	$2,745,000	$2,055,154	0.28%

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, the aggregate market value of these securities amounted to $36,237,094 or 5.0% of net assets.
(c)	Variable rate coupon, rate shown as of August 31, 2016.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $6,863,752 or 0.95% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $78,139,522 and gross unrealized depreciation of investments was $(886,011), resulting in net unrealized appreciation of $77,253,511.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.8% and 2.0%, respectively.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB California Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$665,219,207		$49,125,833		$714,345,040
Short-Term Investments		9,541,705		– 0	–	– 0	–	9,541,705

Total Investments in Securities		9,541,705		665,219,207		49,125,833		723,886,745
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	119,675		– 0	–	119,675
Interest Rate Swaps		– 0	–	1,845,553		– 0	–	1,845,553
Liabilities:
Inflation (CPI) Swaps		– 0	–	(13,588)		– 0	–	(13,588)
Interest Rate Swaps		– 0	–	(5,821,001)		– 0	–	(5,821,001)

Total (b)		$9,541,705		$661,349,846		$49,125,833		$720,017,384

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$54,961,193		$54,961,193
Accrued discounts/(premiums)	(47,720)		(47,720)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	545,400		545,400
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(6,333,040)		(6,333,040)

Balance as of 8/31/16	$49,125,833		$49,125,833	(a)

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$545,400		$545,400

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$2,818	$33,933	$27,209	$9,542	$6

AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.5%
Long-Term Municipal Bonds - 93.5%
New York - 91.5%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$5,143,665
Albany Industrial Development Agency
Series 2008A
5.75%, 11/15/22 (Pre-refunded/ETM)	795	843,932
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,647,610
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,634,523
5.50%, 11/01/44	1,625	1,796,633
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,141,100
City of New York NY
Series 2007C
5.00%, 1/01/21	1,575	1,597,523
Series 2014A
5.00%, 8/01/31	2,000	2,449,640
Series 2014J
5.00%, 8/01/30	10,000	12,289,400
Series 2016C
5.00%, 8/01/32	5,000	6,226,450
Series 2016E
5.00%, 8/01/31	5,000	6,310,650
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,220,927
5.50%, 6/15/32	1,320	1,503,480
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	6,447,721
Series 2016C
5.00%, 4/01/33-4/01/34	10,365	12,611,510
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,521,553
Dutchess County Industrial Development Agency (Bard College)
Series 2007A-1
5.00%, 8/01/19-8/01/21	1,450	1,482,050
Dutchess County Local Development Corp. (Health Quest Systems, Inc.)
Series 2014A
5.00%, 7/01/44	4,175	4,899,070
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,938,543

	Principal Amount (000)	U.S. $ Value
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/28	$7,260	$8,668,150
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,442,919
Haverstraw-Stony Point Central School District
AGM Series 2015
5.00%, 10/15/31-10/15/36	3,100	3,713,257
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	754,065
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,404,702
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
5.25%, 1/01/24 (a)	1,000	990,350
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,994,425
Series 2014A
5.00%, 9/01/35	1,000	1,195,150
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	5,112,829
Series 2012F
5.00%, 11/15/27	7,070	8,569,688
Series 2014B
5.00%, 11/15/44	12,000	14,309,040
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	20,240,689
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,130,881
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	1,590	1,699,790
Series 2014C
2.00%, 1/01/49 (b)(c)(d)	572	83,011
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	7,040,255
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	16,879,079
Series 2013BB
5.00%, 6/15/46	5,000	5,952,800

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	$5,160	$6,312,331
NATL Series 2006S-1
5.00%, 7/15/21	7,000	7,113,330
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM)	5	6,197
5.00%, 5/01/32-5/01/33	12,495	15,170,971
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,975,030
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	11,068,490
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	18,806,001
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,611,305
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)(d)	792	8
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,872,950
New York State Dormitory Authority
Series 2007A
5.00%, 5/01/22 (Pre-refunded/ETM)	1,405	1,445,492
5.00%, 7/01/22 (Pre-refunded/ETM)	1,200	1,243,188
Series 2007B
5.25%, 7/01/24 (Pre-refunded/ETM)	475	493,064
Series 2008A
5.00%, 7/01/29 (Pre-refunded/ETM)	4,220	4,543,463
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,635,686
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,475,474
New York State Dormitory Authority (Cabrini of Westchester)
Series 2006
5.10%, 2/15/26	1,695	1,781,428

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	$4,925	$5,687,439
Series 2008C
5.00%, 7/01/29	2,000	2,300,660
Series 2009A
5.00%, 7/01/25	2,465	2,764,793
New York State Dormitory Authority (County of Westchester NY Lease)
Series 2006A
5.00%, 8/01/17	9,510	9,541,478
New York State Dormitory Authority (Fordham University)
Series 2016A
5.00%, 7/01/32-7/01/35	2,975	3,714,823
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	7,302,420
New York State Dormitory Authority (Manhattan College)
AGC Series 2007A
5.00%, 7/01/27	2,445	2,533,607
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,701,521
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,494,060
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	6,001,500
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,215,330
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,004,890
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,253,060
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	6,094,640
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,404,880
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/27	2,350	2,501,152
Series 2015E
5.00%, 3/15/34	4,000	4,978,880

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	$2,000	$2,448,080
New York State Dormitory Authority (State University of New York)
Series 2010A
5.00%, 7/01/27-7/01/31	9,285	10,627,900
Series 2011A
5.00%, 7/01/28	6,690	7,863,158
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,975,101
Series 2012A
5.00%, 7/01/31	1,200	1,408,332
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The))
NATL Series 1997A-1
0.98%, 12/01/20 (e)	1,000	956,611
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.805%, 1/01/39 (e)	4,975	4,403,492
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
1.442%, 4/01/34 (e)	900	851,309
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,303,660
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
4.00%, 9/15/34-9/15/35	11,250	12,778,762
New York State Thruway Authority
Series 2008A
5.00%, 3/15/26 (Pre-refunded/ETM)	5,000	5,441,100
5.00%, 3/15/27 (Pre-refunded/ETM)	6,000	6,529,320
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	18,287,050
Series 2016A
5.00%, 1/01/36	5,080	6,172,200
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,793,500
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/31	8,035	8,833,518

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	$4,250	$4,580,920
5.00%, 7/01/34-7/01/41	4,500	5,232,575
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM)	2,610	3,192,134
Series 2014A
5.125%, 7/01/31 (Pre-refunded/ETM)	1,250	1,404,888
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	5,066,680
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/45	9,220	10,306,584
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	14,963,130
Series 2013178
5.00%, 12/01/31	5,000	5,957,450
Series 2014
5.00%, 9/01/31	5,000	6,020,200
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	6,976,655
Sachem Central School District
NATL Series 2006
5.00%, 10/15/21-10/15/22	5,415	5,441,967
Seneca County Industrial Development Agency (New York Chiropractic College)
Series 2007
5.00%, 10/01/27 (Pre-refunded/ETM)	925	968,318
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	875	1,041,539
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,756,370
Series 2014C
5.00%, 7/01/31	2,500	2,941,325
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,653,443
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	1,145	1,147,897
Triborough Bridge & Tunnel Authority
Series 2008D
5.00%, 11/15/26	10,000	10,901,400

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.00%, 1/01/28	$5,000	$5,981,900
Series 2013C
5.00%, 11/15/32	5,000	6,099,450
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,419,790
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,175	1,198,594
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	12,349,200
Westchester County Healthcare Corp/NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM)	870	1,050,847
Westchester County Healthcare Corp/NY (Westchester County Health Care Corp. Obligated Group)
Series 2010B
6.00%, 11/01/30	130	151,070
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,800	2,007,954
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	5,325	6,241,432

		578,663,406

Florida - 0.1%
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45	45	44,759
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
6.625%, 5/01/32 (b)(c)(d)	705	699,163

		743,922

Ohio - 0.2%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	1,200	24,000
Series 2014
10.635%, 8/01/25 (d)	162	3,231

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	$1,500	$1,541,685

		1,568,916

Puerto Rico - 0.7%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,857,771
Series 2008
5.125%, 12/01/27	1,495	1,599,007
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	918,960

		4,375,738

Texas - 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	3,227,661
7.50%, 6/30/32	1,225	1,497,134
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,601,464

		6,326,259

Total Municipal Obligations (cost $544,283,455)		591,678,241

	Shares
SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (f)(g) (cost $34,002,308)	34,002,308	34,002,308

Total Investments - 98.9% (cost $578,285,763) (h)		625,680,549
Other assets less liabilities - 1.1%		6,856,207

Net Assets - 100.0%		$632,536,756

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$17,450	10/04/21	LIBOR	1.286%	$5,975

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$5,430	12/14/20	1.548%	CPI	#	$(10,402)
Citibank, NA	4,300	8/09/21	1.540%	CPI	#	(1,302)
Deutsche Bank AG	6,000	7/15/20	1.265%	CPI	#	105,595

						$93,891

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of August 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$990,350	0.16%

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Illiquid security.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2016 and the aggregate market value of these securities amounted to $6,211,412 or 0.98% of net assets.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,416,398 and gross unrealized depreciation of investments was $(1,021,612), resulting in net unrealized appreciation of $47,394,786.

As of August 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.9% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CME	-	Chicago Mercantile Exchange
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-term Municipal Bonds	$	– 0	–	$576,691,228		$14,987,013		$591,678,241
Short-Term Investments		34,002,308		– 0	–	– 0	–	34,002,308

Total Investments in Securities		34,002,308		576,691,228		14,987,013		625,680,549
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	5,975		– 0	–	5,975
Inflation (CPI) Swaps		– 0	–	105,595		– 0	–	105,595
Liabilities:
Inflation (CPI) Swaps		– 0	–	(11,704)		– 0	–	(11,704)

Total (b)		$34,002,308		$576,791,094		$14,987,013		$625,780,415

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$12,181,907		$12,181,907
Accrued discounts/(premiums)	(3,424)		(3,424)
Realized gain (loss)	(43,788)		(43,788)
Change in unrealized appreciation/depreciation	133,726		133,726
Purchases	45,000		45,000
Sales	(95,000)		(95,000)
Transfers in to Level 3	2,768,592		2,768,592
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/16	$14,987,013		$14,987,013	(a)

Net change in unrealized appreciation/depreciation from investments held as of 8/31/16	$133,726		$133,726

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended August 31, 2016 is as follows:

Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$22,351	$38,354	$26,703	$34,002	$10

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016